Guarantees Granted to Subsidiaries - Additional Information (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Amount	$ 2,511,145	$ 9,721,910
Ferrosur Roca S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount	124,113	$ 20,886
Guarantees [member] | Ferrosur Roca S.A. [member] | Current Account Advances [member]
Disclosure of detailed information about borrowings [line items]
Line of credit	124,113
Guarantees [member] | Ferrosur Roca S.A. [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 1,250,000